LOSS PER SHARE (Tables)	6 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Summary of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	For the Six Months Ended March 31,
	2022	2023
Net loss	(243,224)	(43,325)
Net loss per share—Basic and diluted	(0.14)	(0.00)
Weighted average number of ordinary shares used in computing net loss per share —Basic and diluted	1,728,612,425	27,715,937,039